AMG GW&K International Small Cap Fund
Schedule of Portfolio Investments (unaudited)
August 31, 2021
	Shares	Value
Common Stocks - 96.5%
Communication Services - 4.4%
Embracer Group AB (Sweden)*	26,947	$613,417
Enad Global 7 AB (Sweden)*,1	122,283	623,499
Nihon Falcom Corp. (Japan)	41,425	532,854
Paradox Interactive AB (Sweden)	24,124	447,287

Total Communication Services		2,217,057
Consumer Discretionary - 6.8%
Garrett Motion, Inc. (Switzerland)*,1	68,815	480,329
Max Stock, Ltd. (Israel)	172,809	626,364
MIPS AB (Sweden)	8,399	936,421
Pierce Group AB (Sweden)*	63,418	601,885
Puuilo Oyj (Finland)*	70,270	745,248

Total Consumer Discretionary		3,390,247
Consumer Staples - 10.2%
Becle SAB de CV (Mexico)	262,300	672,728
Grupo Herdez SAB de CV (Mexico)	177,978	385,395
Hilton Food Group PLC (United Kingdom)	41,190	672,843
Kusuri no Aoki Holdings Co., Ltd. (Japan)	9,275	650,162
La Doria S.P.A. (Italy)	29,217	628,553
MARR S.P.A. (Italy)	24,641	597,035
Nissin Foods Co. Ltd. (Hong Kong)	516,750	358,777
Sarantis, S.A. (Greece)	55,680	591,697
Schouw & Co. A/S (Denmark)	5,197	563,687

Total Consumer Staples		5,120,877
Energy - 1.3%
Diversified Energy Co. PLC (United States)	418,800	643,316
Financials - 1.7%
Omni Bridgeway, Ltd. (Australia)	277,751	828,248
Health Care - 11.2%
Arjo AB, Class B (Sweden)	68,415	877,674
Ergomed PLC (United Kingdom)*	35,602	714,632
GVS S.P.A. (Italy)[2]	38,007	726,245
Haw Par Corp., Ltd. (Singapore)	64,000	619,899
Renalytix PLC (United States)*	45,056	647,523
Riverstone Holdings, Ltd. (Singapore)	722,300	676,167
Sedana Medical AB (Sweden)*	54,955	604,671
Siegfried Holding AG (Switzerland)	755	728,803

Total Health Care		5,595,614
Industrials - 32.5%
Alconix Corp. (Japan)	38,700	559,306
Alliance Global Group, Inc. (Philippines)	2,957,900	612,389
Calian Group, Ltd. (Canada)	11,782	603,832
	Shares	Value

Clarkson PLC (United Kingdom)	13,386	$703,023
Delta Plus Group (France)	7,600	881,217
Elbit Systems, Ltd. (Israel)	4,069	591,945
Fluidra, S.A. (Spain)	14,542	593,654
Fukushima Galilei Co., Ltd. (Japan)	14,200	625,611
FULLCAST Holdings Co., Ltd. (Japan)	31,700	610,245
Hardwoods Distribution, Inc. (Canada)	28,549	860,102
Hosokawa Micron Corp. (Japan)	8,925	533,513
Marel HF (Iceland)	106,318	798,402
Nippon Concept Corp. (Japan)	38,321	729,596
Nippon Parking Development Co., Ltd. (Japan)	364,975	553,587
Rheinmetall AG (Germany)	5,675	554,970
Richelieu Hardware, Ltd. (Canada)	18,260	658,527
Saab AB, Class B (Sweden)	19,995	596,807
Senshu Electric Co., Ltd. (Japan)	17,025	669,161
SITC International Holdings Co., Ltd. (Hong Kong)	209,500	912,601
Stabilus, S.A. (Luxembourg)	7,186	565,331
Sumitomo Densetsu Co., Ltd. (Japan)	26,475	529,993
Ten Pao Group Holdings, Ltd. (China)	2,153,000	639,468
Toyo Construction Co., Ltd. (Japan)	99,800	510,872
UT Group Co., Ltd. (Japan)	30,500	835,846
Yamazen Corp. (Japan)	52,775	524,982

Total Industrials		16,254,980
Information Technology - 10.3%
Ai Holdings Corp. (Japan)	28,650	581,061
Argo Graphics, Inc. (Japan)	19,225	572,294
Digital Hearts Holdings Co., Ltd. (Japan)	56,975	1,018,247
Digital Information Technologies Corp. (Japan)	40,946	735,768
GMO Pepabo, Inc. (Japan)[1]	18,950	626,222
Kitron A.S.A. (Norway)	449,414	989,376
Micro-Star International Co., Ltd. (Taiwan)	129,500	607,591

Total Information Technology		5,130,559
Materials - 12.7%
Asahi Holdings, Inc. (Japan)	38,675	780,930
Corticeira Amorim SGPS, S.A. (Portugal)	41,014	562,081
Eagle Cement Corp. (Philippines)	2,214,275	634,685
Elopak A.S.A. (Norway)*	184,900	579,524
Hill & Smith Holdings PLC (United Kingdom)	31,941	813,289
Huhtamaki Oyj (Finland)	12,226	653,167
Marshalls PLC (United Kingdom)	54,488	605,670
Mayr Melnhof Karton AG (Austria)	2,799	590,258
Treatt PLC (United Kingdom)	35,293	514,339

AMG GW&K International Small Cap Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Materials - 12.7% (continued)
Vidrala, S.A. (Spain)	5,126	$592,542

Total Materials		6,326,485
Real Estate - 5.4%
Altus Group, Ltd. (Canada)	13,612	715,853
Far East Consortium International, Ltd. (Hong Kong)	1,688,140	612,097
Patrizia AG (Germany)	23,087	565,878
VIB Vermoegen AG (Germany)	17,854	812,677

Total Real Estate		2,706,505

Total Common Stocks (Cost $42,629,792)		48,213,888

	Principal Amount
Short-Term Investments - 1.5%
Joint Repurchase Agreements - 1.5%[3]
RBC Dominion Securities, Inc., dated 08/31/21, due 09/01/21, 0.050% total to be received $747,459 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.250%, 09/09/21 - 08/20/51, totaling $762,407)	$747,458	747,458

Total Short-Term Investments (Cost $747,458)		747,458
Value

Total Investments - 98.0% (Cost $43,377,250)	$48,961,346
Other Assets, less Liabilities - 2.0%	1,016,776
Net Assets - 100.0%	$49,978,122

*	Non-income producing security.
[1]	Some of these securities, amounting to $719,514 or 1.4% of net assets, were out on loan to various borrowers and are collateralized by cash. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2021, the value of these securities amounted to $726,245 or 1.5% of net assets.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

AMG GW&K International Small Cap Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of August 31, 2021:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$5,756,960	$10,498,020	—	$16,254,980
Materials	4,330,307	1,996,178	—	6,326,485
Health Care	1,319,303	4,276,311	—	5,595,614
Information Technology	—	5,130,559	—	5,130,559
Consumer Staples	2,278,373	2,842,504	—	5,120,877
Consumer Discretionary	1,827,462	1,562,785	—	3,390,247
Real Estate	2,140,627	565,878	—	2,706,505
Communication Services	1,070,786	1,146,271	—	2,217,057
Financials	—	828,248	—	828,248
Energy	—	643,316	—	643,316
Short-Term Investments
Joint Repurchase Agreements	—	747,458	—	747,458
Total Investments in Securities	$18,723,818	$30,237,528	—	$48,961,346

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended August 31, 2021, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at August 31, 2021, was as follows:
Country	% of Long-Term Investments
Australia	1.7
Austria	1.2
Canada	5.9
China	1.3
Denmark	1.2
Finland	2.9
France	1.8
Germany	4.0
Greece	1.2
Hong Kong	3.9
Iceland	1.7
Israel	2.5
Italy	4.0
Japan	25.3
Country	% of Long-Term Investments
Luxembourg	1.2
Mexico	2.2
Norway	3.2
Philippines	2.6
Portugal	1.2
Singapore	2.7
Spain	2.5
Sweden	11.0
Switzerland	2.5
Taiwan	1.3
United Kingdom	8.3
United States	2.7
100.0

AMG GW&K International Small Cap Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at August 31, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$719,514	$747,458	—	$747,458
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.